Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 669,974	$ 259,690	$ 15,898
Addition		907,021	322,395
Recovery/write-off	(10,215)	(496,737)	(83,567)
Ending balance	$ 659,759	$ 669,974	$ 259,690